Property and Equipment	12 Months Ended
Jun. 30, 2025
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT
8.	PROPERTY AND EQUIPMENT

As of June 30, 2025 and 2024, property and equipment consisted of the following:

	As of June 30,
	2025	2024
Leasehold improvement	$-	$938,126
Building	1,681,224	455,749
Motor vehicle	82,454	68,802
Office equipment	55,047	54,262
Total	1,818,725	1,516,939
Less: accumulated depreciation	(622,326)	(1,051,561)
Property and equipment, net	$1,196,399	$465,378

For the fiscal years ended June 30, 2025, 2024, and 2023, depreciation expenses amounted to $79,853, $391,799, and $665,431, respectively.